UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2008


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
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Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
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Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                    Principal                         617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
11/13/2008


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: None
                                  ------


Form 13F Information Table Entry Total:         60
                                       ------------------------


Form 13F Information Table Value Total:   $40,117,456
                                       ------------------------




OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:  None
                                                    ---------

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:   None
                                                  ----------

                         DANE, FALB, STONE & Co., Inc.

                                    FORM 13F

                                INFORMATION TABLE

                               September 30, 2008

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS           NUMBER     (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathway A               Com             084670108    261        2          2     0       0           2         0        0
Abbott Labs                       Com             002824100    518     8995       8995     0       0        8995         0        0
Aberdeen Asia Pac Incom Fd        Com             003009107    362    72100      72100     0       0       72100         0        0
AllianceBernstein Income Fd       Com             01881E100    291    29000      29000     0       0       29000         0        0
Allied Capital Corp               Com             01903Q108    501    46420      46420     0       0       46420         0        0
AllState Corp                     Com             020002101    231     5000       5000     0       0        5000         0        0
Aust & NZ BnkGrp                  Sponsored ADR   052528304    345    25625      25625     0       0       25625         0        0
Barrick Gold Cp                   Com             067901108   1315    35796      35796     0       0       35796         0        0
BHP Ltd                           Sponsored ADR   088606108    823    15829      15829     0       0       15829         0        0
Blackrock Corporate High Yld FD V Com             09255L106    235    29411      29411     0       0       29411         0        0
Blackrock Senior High Income Ptf  Com             09255T109    289    89310      89310     0       0       89310         0        0
BP Plc                            Sponsored ADR   055622104    218     4350       4350     0       0        4350         0        0
Bristol Myers Squibb              Com             110122108    887    42555      42555     0       0       42555         0        0
Brookfield Asset Mgt              CL A LTD VT SH  112585104   1908    69525      69525     0       0       69525         0        0
Burlington North Santa Fe         Com             12189T104    259     2802       2802     0       0        2802         0        0
Cisco Systems                     Com             17275R102   1480    65600      65600     0       0       65600         0        0
Du Pont de Numours                Com             263524109    224     5560       5560     0       0        5560         0        0
Duke Realty Invest                Com             624411505    306    12450      12450     0       0       12450         0        0
DWS Global High Inc               Com             23338W104    166    26800      26800     0       0       26800         0        0
DWS High Income Tr                Com             23337C109     79    23800      23800     0       0       23800         0        0
Eagle Bulk Shipping Inc           Com             Y2187A101    592    42500      42500     0       0       42500         0        0
Enerplus Resources Fund           Unit Tr G New   29274D604   2516    67660      67660     0       0       67660         0        0
Eaton Vance MA Mu Ic              Sh Ben Int      27886E104    177    14606      14606     0       0       14606         0        0
Exxon Mobil Corp                  Com             30231G102    782    10065      10065     0       0       10065         0        0
Ford Motor Co                     Com             345370100     80    15375      15375     0       0       15375         0        0
FreightCar America                Com             357023100    808    27600      27600     0       0       27600         0        0
General Electric                  Com             369604103    406    15933      15933     0       0       15933         0        0
Ishares MSCI EAFE Index Fund      Com             464287465    203     3602       3602     0       0        3602         0        0
iShares MSCI Japan Index Fd       Com             464286848    833    78150      78150     0       0       78150         0        0
JPMorgan Chase                    Com             46625H100    234     5000       5000     0       0        5000         0        0
Latin Amer Equity Fund            Com             51827Q106   1392    46355      46355     0       0       46355         0        0
Lexicon Pharmaceuticals           Com             528872104    247   138725     138725     0       0      138725         0        0
Ericsson LM TelCo.                ADR Cl B Sek10  294821608    836    88660      88660     0       0       88660         0        0
LSI Logic Corporation             Com             502161102    723   134875     134875     0       0      134875         0        0
MA Health & Educ TE               Sh Ben Int      575672100    195    20000      20000     0       0       20000         0        0
Meditronic                        Com             585055106    235     4700       4700     0       0        4700         0        0
Merck & Co Inc                    Com             589331107    196     6200       6200     0       0        6200         0        0
MS/DW Incm                        Com             61745P874    474    38600      38600     0       0       38600         0        0
Network Engines, Inc.             Com             64121A107    344   624589     624589     0       0      624589         0        0
New Amer High Income Fd           Com             641876107     81    70728      70728     0       0       70728         0        0
Newmont Mining                    Com             651639106   1324    34162      34162     0       0       34162         0        0
Nordic American Tanker Shipp      Com             G65773106   1646    51350      51350     0       0       51350         0        0
Nuveen Calif Mun Value Fd         Com             67062C107     90    10000      10000     0       0       10000         0        0
Nuveen Mass Prem Inc              Com             67061E108    142    12000      12000     0       0       12000         0        0
Occidental Petro Crp              Com             674599105   3769    53500      53500     0       0       53500         0        0
Pfizer Inc                        Com             717081103    318    17263      17263     0       0       17263         0        0
Pioneer High income Trust         Com             72369A106    452    43811      43811     0       0       43811         0        0
Price T Rowe Group                Com             74144T108    205     3810       3810     0       0        3810         0        0
Procter & Gamble Co               Com             742718109    251     3600       3600     0       0        3600         0        0
Putnam Mgmt Muni Tr               Com             746823103    193    29567      29567     0       0       29567         0        0
RF Microdevices Inc.              Com             749941100    352   120600     120600     0       0      120600         0        0
SPDR Gold Trust                   Gold Shr        78463V107   1234    14500      14500     0       0       14500         0        0
SPDR Trust                        Unit Ser 1      78462F103    235     2025       2025     0       0        2025         0        0
Telefonos de Mexico SAB           Sp ADR REP ORD  879403780    376    14600      14600     0       0       14600         0        0
Telmex Internacional SAB DE       Spons ADR Sr L  879690105    178    13700      13700     0       0       13700         0        0
Tellabs, Inc.                     Com             879664100    229    56300      56300     0       0       56300         0        0
Thermo Electron Corp              Com             883556102   1994    36250      36250     0       0       36250         0        0
Toreador Resources Cp             Com             891050106   3943   438550     438550     0       0      438550         0        0
Verizon Comm                      Com             92343V104    469    14624      14624     0       0       14624         0        0
Xcel Energy                       Com             98389B100    665    33255      33255     0       0       33255         0        0


